Fair Value Measurement - Additional Information (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [abstract]
Trade receivables at fair value	₽ 1,938	₽ 1,348